Investment in associates and joint ventures - Summary of investments in associates and joint ventures (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of investments in associates and joint ventures [line items]
Balance sheet value	€ 1,184	€ 1,607
TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Interest held, percentage	19.50%
Total for all associates | TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Interest held, percentage	20.00%	23.00%
Fair value of listed investments	€ 1,107	€ 1,212
Balance sheet value	983	1,307
Other investments in associates and joint ventures
Disclosure of investments in associates and joint ventures [line items]
Balance sheet value	€ 201	€ 300